Operating segments - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line Items]
Percentage of capital expenditure	100.00%
Percentage of depreciation and amortisation	100.00%
Share of profit after tax of equity accounted units	$ 652	$ 301	$ 513
Gove Refinery
Disclosure of operating segments [Line Items]
Group interest (%)	100.00%
Copper & Diamonds
Disclosure of operating segments [Line Items]
Share of profit after tax of equity accounted units	$ 640	292	476
Other Operations
Disclosure of operating segments [Line Items]
Share of profit after tax of equity accounted units	16	10	37
Gross product sales
Disclosure of operating segments [Line Items]
Share of sales revenue of equity accounted units	2,441	2,234	2,354
Capital expenditure of equity accounted units
Disclosure of operating segments [Line Items]
Share of profit after tax of equity accounted units	656	302	513
Subsidiaries
Disclosure of operating segments [Line Items]
Share of sales revenue of equity accounted units	$ 34	$ 32	$ 41